Net Interest Income	6 Months Ended
Sep. 30, 2019
Text block [abstract]
Net Interest Income

13	NET INTEREST INCOME
Net interest income for the six months ended September 30, 2019 and 2018 consisted of the following:

	For the six months ended September 30,
	2019	2018
	(In millions)
Interest income from:
Deposits with banks	¥48,035	¥51,126
Call loans and bills bought	7,906	8,304
Reverse repurchase agreements and cash collateral on securities borrowed	24,422	18,654
Investment securities	83,225	64,871
Loans and advances	1,072,455	1,008,955

Total interest income	1,236,043	1,151,910

Interest expense from:
Deposits	320,707	267,570
Call money and bills sold	6,195	6,267
Repurchase agreements and cash collateral on securities lent	72,606	50,528
Borrowings	48,895	54,637
Debt securities in issue	116,970	125,815
Premiums for deposit insurance (1)	18,514	17,662
Others	1,086	849

Total interest expense	584,973	523,328

Net interest income	¥651,070	¥628,582

(1)
For the six months ended September 30, 2019, premiums for deposit insurance have been reclassified from “General and administrative expense” to “Interest expense
.
” Comparative amounts have been reclassified to conform to the current presentation.